Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
Schedule of Receipts in Advance from Customers

The balance represented the receipts in advance from customers.

	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Contract liabilities
Subscriptions and licensing	13,704	13,469
Smart music education	8,252	5,183
Music Festival Events	38	38
Total contract liabilities	21,994	18,690
Current	12,754	6,314
Non-current	9,240	12,376

Schedule of Revenue Recognised included in the Contract Liabilities
	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	10,068	16,245	20,960